ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 5, 2026 VIA EDGAR	Timothy F. Cormier T +1 617 951 7747 timothy.cormier@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Putnam Variable Trust (the “Registrant”)
(Registration Nos. 033-17486 and 811-05346)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam VT Core Equity Fund, Putnam VT Diversified Income Fund, Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Government Money Market Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Mortgage Securities Fund, Putnam VT U.S. Research Fund, Putnam VT Small Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund and Putnam VT Sustainable Leaders Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (“Amendment No. 82”), and (b) that Amendment No. 82 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,

 /s/ Timothy F. Cormier

Timothy F. Cormier

cc:	Venice Monagan, Esq., Franklin Templeton
Tara Gormel, Esq., Franklin Templeton